Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other financial liabilities
Schedule of other financial liabilities

	2023	2022
	£m	£m
Customer deposits
- designated as at fair value through profit or loss	1,280	1,050
Debt securities in issue
- MRELs	21,660	22,265
- Other medium term notes	17,843	16,419
- Commercial paper and certificates of deposit	11,321	5,672
- Covered bonds	2,122	2,842
- Securitisation	863	859
Total	55,089	49,107